Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure Of Deposits [Line Items]
Interest bearing	$ 36,792	$ 34,440
Non-interest bearing	59,014	58,467
Payables after notice	184,267	180,343
Payable on a fixed date	302,215	294,893
Total	582,288	568,143	$ 532,199
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	29,130	27,338
Non-interest bearing	50,678	49,911
Payables after notice	93,631	90,630
Payable on a fixed date	185,618	181,835
Total	359,057	349,714
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	6,491	6,043
Non-interest bearing	8,307	8,531
Payables after notice	89,418	88,604
Payable on a fixed date	85,246	86,368
Total	189,462	189,546
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,171	1,059
Non-interest bearing	29	25
Payables after notice	1,218	1,109
Payable on a fixed date	31,351	26,690
Total	33,769	28,883
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,876	1,996
Non-interest bearing	1,583	1,530
Payables after notice	969	1,017
Payable on a fixed date	23,502	19,273
Total	27,930	23,816
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	31,548	29,083
Non-interest bearing	33,663	33,853
Payables after notice	86,337	85,022
Payable on a fixed date	196,837	195,199
Total	348,385	343,157
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,368	3,361
Non-interest bearing	23,768	23,084
Payables after notice	96,961	94,304
Payable on a fixed date	81,876	80,421
Total	$ 205,973	$ 201,170